Segment Information	12 Months Ended
Dec. 31, 2020
Segment Information [Abstract]
Segment information
20. Segment Information
As disclosed in Note 2(cc), operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer. The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.
Effective in the fourth quarter of 2020, the Group changed its segment disclosure to separately report the results of its learning products business. As a result, the Group now reports segments as learning services, learning products and online marketing services. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of operations and comprehensive loss or consolidated statements of cash flows. The Group retrospectively revised prior year segment information, to conform to current year presentation.
The Group currently does not allocate operating expenses or assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments.
The table below provides a summary of the Group’s segment results for the years ended December 31, 2018, 2019 and 2020.

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues
Learning services	398,186	699,826	2,154,669
Learning products	30,530	152,044	539,962
Online marketing services	302,882	453,013	472,884

Total net revenues	731,598	1,304,883	3,167,515

Cost of revenues
Learning services	314,625	513,060	1,010,364
Learning products	20,502	107,609	355,970
Online marketing services	180,006	313,592	346,895

Total cost of revenues	515,133	934,261	1,713,229

Gross margin
Learning services	21%	27%	53%
Learning products	33%	29%	34%
Online marketing services	41%	31%	27%
Total gross margin	30%	28%	46%